Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 85.5%
Advertising — 1.6%
Omnicom Group, Inc.	6,745	$559,228
The Interpublic Group of Cos., Inc.	21,757	590,920
		1,150,148
Aerospace & Defense — 1.5%
L3Harris Technologies, Inc.	5,280	1,105,157
Airlines — 0.9%
Southwest Airlines Co.	20,430	686,039
Auto Manufacturers — 0.2%
Cummins, Inc.	382	119,734
Auto Parts & Equipment — 1.0%
BorgWarner, Inc.	14,677	420,496
Gentex Corp.	12,671	295,234
		715,730
Banks — 9.6%
Commerce Bancshares, Inc.	18,585	1,156,545
First Hawaiian, Inc.	15,474	378,185
Northern Trust Corp.	11,333	1,118,000
The Bank of New York Mellon Corp.	9,592	804,481
The PNC Financial Services Group, Inc.	2,800	492,156
Truist Financial Corp.	32,925	1,354,864
US Bancorp	34,184	1,443,248
Westamerica BanCorp	7,548	382,155
		7,129,634
Beverages — 1.6%
Heineken N.V.	6,342	517,129
Pernod Ricard S.A.	7,032	694,710
		1,211,839
Building Materials — 1.7%
Eagle Materials, Inc.	1,384	307,151
Martin Marietta Materials, Inc.	774	370,072
Mohawk Industries, Inc.*	5,076	579,578
		1,256,801
Chemicals — 1.4%
Akzo Nobel N.V.	8,941	550,638
PPG Industries, Inc.	4,128	451,397
		1,002,035
Commercial Services — 1.1%
ABM Industries, Inc.	10,759	509,546
Edenred SE	9,160	297,668
		807,214
Computers — 3.2%
Amdocs Ltd.	11,356	1,039,074
Cognizant Technology Solutions Corp., Class A	6,130	468,945
HP, Inc.	30,301	839,035
		2,347,054
Cosmetics & Personal Care — 2.2%
Kenvue, Inc.	43,199	1,035,912
	Number of Shares	Value†

Cosmetics & Personal Care — (continued)
The Estee Lauder Cos., Inc., Class A	8,813	$581,658
		1,617,570
Distribution & Wholesale — 1.1%
Bunzl PLC	20,881	803,217
Diversified Financial Services — 1.0%
T. Rowe Price Group, Inc.	8,059	740,380
Electric — 6.9%
Evergy, Inc.	17,417	1,200,902
Eversource Energy	14,407	894,819
Northwestern Energy Group, Inc.	19,807	1,146,231
PPL Corp.	17,998	649,908
WEC Energy Group, Inc.	2,923	318,548
Xcel Energy, Inc.	12,621	893,441
		5,103,849
Electrical Components & Equipment — 1.0%
Emerson Electric Co.	5,023	550,722
Legrand S.A.	1,886	199,734
		750,456
Electronics — 1.1%
nVent Electric PLC	986	51,686
TE Connectivity PLC	5,128	724,689
		776,375
Engineering & Construction — 0.9%
Vinci S.A.	5,529	696,987
Environmental Control — 0.4%
Republic Services, Inc.	1,280	309,965
Food — 4.3%
Conagra Brands, Inc.	35,098	936,063
General Mills, Inc.	11,370	679,812
Koninklijke Ahold Delhaize N.V.	23,128	863,948
Mondelez International, Inc., Class A	9,862	669,137
		3,148,960
Gas — 2.3%
ONE Gas, Inc.	10,835	819,018
Spire, Inc.	11,460	896,745
		1,715,763
Healthcare Products — 6.2%
Envista Holdings Corp.*	28,510	492,083
GE HealthCare Technologies, Inc.	6,945	560,531
Hologic, Inc.*	8,576	529,739
Medtronic PLC	8,134	730,921
Zimmer Biomet Holdings, Inc.	19,884	2,250,471
		4,563,745
Healthcare Services — 5.8%
Centene Corp.*	10,791	655,122
ICON PLC*	2,387	417,701
IQVIA Holdings, Inc.*	3,303	582,319
Labcorp Holdings, Inc.	5,370	1,249,814

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Healthcare Services — (continued)
Quest Diagnostics, Inc.	5,039	$852,599
Universal Health Services, Inc., Class B	2,814	528,750
		4,286,305
Household Products & Wares — 2.1%
Kimberly-Clark Corp.	6,422	913,337
Reckitt Benckiser Group PLC	10,019	677,490
		1,590,827
Insurance — 4.4%
Reinsurance Group of America, Inc.	3,702	728,924
The Allstate Corp.	4,140	857,270
The Hanover Insurance Group, Inc.	2,810	488,799
Willis Towers Watson PLC	3,607	1,218,986
		3,293,979
Internet — 0.4%
F5, Inc.*	1,226	326,447
Iron & Steel — 0.8%
Reliance, Inc.	2,174	627,742
Machinery — Construction & Mining — 1.6%
Oshkosh Corp.	10,445	982,666
The Weir Group PLC	7,381	222,975
		1,205,641
Machinery — Diversified — 0.6%
Dover Corp.	1,867	327,994
Gates Industrial Corp. PLC*	7,684	141,462
		469,456
Media — 0.3%
Fox Corp., Class B	4,346	229,078
Metal Fabricate/Hardware — 0.7%
The Timken Co.	7,302	524,795
Miscellaneous Manufacturing — 0.5%
A.O. Smith Corp.	5,869	383,598
Oil & Gas — 2.6%
Coterra Energy, Inc.	24,133	697,444
Diamondback Energy, Inc.	2,266	362,288
EQT Corp.	6,661	355,897
Occidental Petroleum Corp.	10,545	520,501
		1,936,130
Oil & Gas Services — 0.9%
Baker Hughes Co.	15,178	667,073
Packaging and Containers — 2.0%
Graphic Packaging Holding Co.	41,642	1,081,026
Packaging Corp. of America	2,168	429,308
		1,510,334
Pharmaceuticals — 5.5%
Becton Dickinson & Co.	5,003	1,145,987
Cardinal Health, Inc.	4,145	571,057
Cencora, Inc.	3,045	846,784
	Number of Shares	Value†

Pharmaceuticals — (continued)
Henry Schein, Inc.*	21,559	$1,476,576
		4,040,404
Retail — 2.7%
Beacon Roofing Supply, Inc.*	6,723	831,635
MSC Industrial Direct Co., Inc., Class A	14,629	1,136,234
		1,967,869
Semiconductors — 0.4%
Teradyne, Inc.	3,463	286,044
Transportation — 3.0%
CSX Corp.	28,605	841,845
Norfolk Southern Corp.	5,731	1,357,387
		2,199,232
TOTAL COMMON STOCKS (Cost $61,924,416)		63,303,606

REAL ESTATE INVESTMENT TRUSTS — 9.8%
Apartments — 1.9%
Equity Residential	14,263	1,020,945
Essex Property Trust, Inc.	1,317	403,753
		1,424,698
Diversified — 2.6%
American Tower Corp.	3,417	743,539
VICI Properties, Inc.	36,020	1,174,973
		1,918,512
Healthcare — 1.8%
Healthpeak Properties, Inc.	30,566	618,044
Ventas, Inc.	10,085	693,445
		1,311,489
Single Tenant — 2.1%
Agree Realty Corp.	5,502	424,700
Realty Income Corp.	19,286	1,118,781
		1,543,481
Storage & Warehousing — 1.1%
Public Storage	2,742	820,653
Strip Centers — 0.3%
Regency Centers Corp.	2,995	220,911
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,236,970)		7,239,744

PREFERRED STOCKS — 0.8%
Household Products & Wares — 0.8%
Henkel AG & Co., KGaA (Cost $524,062)	7,324	582,750

EXCHANGE TRADED FUNDS — 0.7%
Investment Companies — 0.7%
iShares Russell Mid-Cap Value ETF (Cost $535,875)	4,190	527,814

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Mid Core Value Fund
	Number of Shares	Value†

MASTER LIMITED PARTNERSHIP — 2.1%
Pipelines — 2.1%
Enterprise Products Partners LP (Cost $1,020,328)	46,961	$1,603,249

SHORT-TERM INVESTMENTS — 1.6%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $1,150,959)	1,150,959	1,150,959
TOTAL INVESTMENTS — 100.5% (Cost $72,392,610)		$74,408,122
Other Assets & Liabilities — (0.5)%		(343,217)
TOTAL NET ASSETS — 100.0%		$74,064,905

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
AG— Aktiengesellschaft.
ETF— Exchange-Traded Fund.
KGaA— Kommanditgesellschaft auf Aktien.
LP— Limited Partnership.
N.V.— Naamloze Vennootschap.
PLC— Public Limited Company.
S.A.— Societe Anonyme.
Country Weightings as of 3/31/2025††
United States	88%
United Kingdom	4
Netherlands	3
France	2
Ireland	2
Germany	1
Total	100%
††	% of total investments as of March 31, 2025.

Open forward foreign currency contracts held at March 31, 2025 are as follows:
Open forward foreign currency contracts
	Currency	Counterparty	Settlement Date	Foreign Currency Contract	Forward Rate	U.S. Contract Amount	U.S. Contract Value	Unrealized Foreign Exchange Gain	Unrealized Foreign Exchange Loss
Buy	Euro	Bank of America	06/27/25	91,419	0.92025	$99,185	$99,343	$158	$—
Sell	Euro	Bank of America	06/27/25	(913,023)	0.92024	(993,460)	(992,155)	1,305	—
Sell	Pound Sterling	Citibank N.A.	06/27/25	(561,307)	0.77420	(726,160)	(725,014)	1,146	—
Sell	Euro	Goldman Sachs	06/27/25	(913,023)	0.92024	(993,552)	(992,155)	1,397	—
Sell	Pound Sterling	Goldman Sachs	06/27/25	(561,308)	0.77420	(726,108)	(725,014)	1,094	—
Sell	Euro	Morgan Stanley	06/27/25	(913,023)	0.92024	(993,421)	(992,155)	1,266	—
Sell	Euro	UBS Securities	06/27/25	(913,023)	0.92024	(993,182)	(992,155)	1,027	—
	Total							$7,393	$—
3